General and administrative (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of expenses by nature [Table Text Block]
	2018	2017
	$	$

General and administrative expenses, excluding the below items	1,905	1,469
Salaries, fees and short-term benefits	2,716	2,038
Change in fair value of deferred share units	(1,401)	10
Share-based compensation	362	344
	3,582	3,861